UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 105.7%
COMMUNICATIONS—TOWERS 2.6%
Crown Castle International Corp.	383,585	$38,350,828

REAL ESTATE 103.1%
DATA CENTERS 10.6%
CyrusOne(a),(b)	383,706	22,611,794
Digital Realty Trust(a),(b)	359,662	42,558,804
Equinix(a),(b)	201,062	89,733,971
		154,904,569
DIVERSIFIED 1.4%
American Assets Trust(a),(b)	337,860	13,436,692
BGP Holdings PLC (EUR) (Australia)(c),(d)	3,927,678	69,632
JBG SMITH Properties(a),(b),(d)	204,084	6,981,714
		20,488,038
HEALTH CARE 9.3%
HCP(a),(b)	1,296,650	36,085,770
Healthcare Trust of America, Class A(a),(b)	1,563,820	46,601,836
National Health Investors(a)	263,998	20,404,405
Physicians Realty Trust(a),(b)	1,913,060	33,918,554
		137,010,565
HOTEL 6.2%
Host Hotels & Resorts(a),(b)	2,954,387	54,626,616
Pebblebrook Hotel Trust	345,497	12,486,261
Sunstone Hotel Investors(a),(b)	1,493,037	23,993,105
		91,105,982
INDUSTRIALS 6.0%
Prologis(a),(b)	1,390,440	88,237,322

NET LEASE 4.5%
Four Corners Property Trust	849,169	21,161,292
Gaming and Leisure Properties	615,634	22,710,738
Gramercy Property Trust	727,008	21,991,992
		65,864,022
OFFICE 16.2%
Alexandria Real Estate Equities(a),(b)	276,221	32,862,012
Boston Properties(a),(b)	309,508	38,032,343
Douglas Emmett(a),(b)	828,297	32,651,468
Highwoods Properties	376,096	19,590,841

	Number of Shares	Value
Hudson Pacific Properties(a),(b)	512,400	$17,180,772
Kilroy Realty Corp.(a),(b)	450,652	32,050,370
SL Green Realty Corp.	343,072	34,760,055
Vornado Realty Trust(a),(b)	408,169	31,380,033
		238,507,894
RESIDENTIAL 26.3%
APARTMENT 20.4%
Apartment Investment & Management Co., Class A(a)	385,952	16,927,855
Equity Residential(a),(b)	1,029,374	67,866,628
Essex Property Trust(a),(b)	225,125	57,188,504
Mid-America Apartment Communities	457,797	48,929,343
Starwood Waypoint Homes(a),(b)	1,189,357	43,256,914
UDR(a),(b)	1,728,667	65,741,206
		299,910,450
MANUFACTURED HOME 2.8%
Sun Communities(a),(b)	474,661	40,668,954

STUDENT HOUSING 3.1%
American Campus Communities(a),(b)	1,048,150	46,275,823
TOTAL RESIDENTIAL		386,855,227

SELF STORAGE 4.9%
Extra Space Storage(a),(b)	352,420	28,165,406
Public Storage(a),(b)	202,733	43,382,835
		71,548,241
SHOPPING CENTERS 13.4%
COMMUNITY CENTER 5.6%
Brixmor Property Group(a),(b)	1,301,102	24,460,718
Kimco Realty Corp.	645,730	12,624,022
Regency Centers Corp.(a),(b)	460,424	28,564,705
Weingarten Realty Investors	492,937	15,645,820
		81,295,265
REGIONAL MALL 7.8%
GGP(a),(b)	1,280,586	26,597,771
Simon Property Group(a),(b)	549,111	88,412,362
		115,010,133
TOTAL SHOPPING CENTERS		196,305,398

	Number of Shares	Value
SPECIALTY 4.3%
CoreCivic(a)	502,099	$13,441,190
Lamar Advertising Co., Class A	313,287	21,469,558
QTS Realty Trust, Class A(a)	539,499	28,248,168
		63,158,916
TOTAL REAL ESTATE		1,513,986,174
TOTAL COMMON STOCK (Identified cost—$1,098,682,745)		1,552,337,002

PREFERRED SECURITIES—$25 PAR VALUE 16.8%
BANKS 0.7%
GMAC Capital Trust I, 7.10%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Mo. US LIBOR + 5.785%)(e)	250,000	6,600,000
Huntington Bancshares, 6.25%, Series D(f)	113,600	3,114,912
		9,714,912
BANKS—FOREIGN 0.5%
Barclays Bank PLC, 8.125%, Series 5 (United Kingdom)(a),(f)	270,930	7,193,191

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.2%
KKR & Co. LP, 6.75%, Series A(f)	120,000	3,278,400

INDUSTRIALS 0.2%
CHS, 6.75% to 9/30/24(f),(g)	107,931	2,973,499

REAL ESTATE 15.2%
DIVERSIFIED 4.7%
Colony NorthStar, 8.25%, Series B(f)	78,261	1,982,351
Colony NorthStar, 8.50%, Series D(f)	191,097	4,943,679
Colony NorthStar, 8.75%, Series E(a),(f)	172,107	4,698,521
Colony NorthStar, 7.15%, Series I(a),(f)	105,000	2,673,300
EPR Properties, 9.00%, Series E (Convertible)(a),(f)	251,000	9,003,370
Investors Real Estate Trust, 6.625%, Series C(f)	90,375	2,230,681
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a),(f)	76,395	3,903,403
National Retail Properties, 5.70%, Series E(f)	175,615	4,485,207
National Retail Properties, 5.20%, Series F(f)	111,902	2,806,502
Urstadt Biddle Properties, 7.125%, Series F(f)	106,600	2,704,442
Urstadt Biddle Properties, 6.75%, Series G(f)	50,000	1,315,750
Urstadt Biddle Properties, 6.25%, Series H(f)	145,225	3,752,614
VEREIT, 6.70%, Series F(a),(f)	710,890	18,291,200
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(f)	207,537	5,483,128
		68,274,148

	Number of Shares	Value
FINANCE 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%, due 3/15/43	130,054	$3,311,175

HOTEL 1.8%
Ashford Hospitality Trust, 7.375%, Series F(f)	216,000	5,382,720
Ashford Hospitality Trust, 7.50%, Series H(f)	100,000	2,518,000
LaSalle Hotel Properties, 6.30%, Series J(f)	134,000	3,430,400
Pebblebrook Hotel Trust, 6.50%, Series C(f)	160,000	4,123,200
Summit Hotel Properties, 6.45%, Series D(f)	123,000	3,137,115
Sunstone Hotel Investors, 6.95%, Series E(f)	180,000	4,878,000
Sunstone Hotel Investors, 6.45%, Series F(f)	127,100	3,307,142
		26,776,577
INDUSTRIALS 1.3%
Monmouth Real Estate Investment Corp., 6.125%, Series C(f)	200,000	5,036,000
PS Business Parks, 5.75%, Series U(a),(f)	217,978	5,482,147
PS Business Parks, 5.70%, Series V(f)	120,000	3,086,400
Rexford Industrial Realty, 5.875%, Series A(f)	85,500	2,184,525
STAG Industrial, 6.875%, Series C(f)	120,000	3,232,800
		19,021,872
MANUFACTURED HOME 0.1%
UMH Properties, 6.75%, Series C(f)	58,725	1,570,307

MORTGAGE 0.2%
Annaly Capital Management, 6.95% to 9/30/22, Series F(f),(g)	120,000	3,087,600

NET LEASE 0.2%
Gladstone Commercial Corp., 7.00%, Series D(f)	20,000	520,000
Spirit Realty Capital, 6.00%, Series A(f)	80,600	2,052,076
		2,572,076
OFFICE 1.1%
SL Green Realty Corp., 6.50%, Series I(f)	197,446	4,995,384
Vornado Realty Trust, 6.625%, Series G(f)	180,000	4,595,400
Vornado Realty Trust, 6.625%, Series I(f)	172,420	4,398,434
Vornado Realty Trust, 5.70%, Series K(f)	86,024	2,166,084
		16,155,302
RESIDENTIAL 1.5%
APARTMENT 0.7%
Apartment Investment & Management Co., 6.875%(a),(f)	204,000	5,393,760

	Number of Shares	Value
Blue Rock Residential Growth REIT, 8.25%, Series A(f)	157,100	$4,122,775
		9,516,535
SINGLE FAMILY 0.8%
American Homes 4 Rent, 5.50%, Series C(f)	70,000	1,999,900
American Homes 4 Rent, 6.50%, Series D(f)	201,340	5,556,984
American Homes 4 Rent, 6.35%, Series E(f)	177,900	4,728,582
		12,285,466
TOTAL RESIDENTIAL		21,802,001

SELF STORAGE 0.1%
Public Storage, 4.90%, Series E(f)	80,000	1,992,000

SHOPPING CENTERS 2.8%
COMMUNITY CENTER 1.3%
Cedar Realty Trust, 7.25%, Series B(a),(f)	72,652	1,836,642
DDR Corp., 6.375%, Series A(f)	172,703	4,498,913
DDR Corp., 6.50%, Series J(a),(f)	416,300	10,432,478
Saul Centers, 6.875%, Series C(f)	99,725	2,559,941
		19,327,974
REGIONAL MALL 1.5%
GGP, 6.375%, Series A(f)	231,468	5,944,098
Pennsylvania REIT, 8.25%, Series A(f)	159,000	4,000,440
Pennsylvania REIT, 7.20%, Series C(f)	158,825	4,127,862
Pennsylvania REIT, 6.875%, Series D(f)	120,000	2,998,800
Taubman Centers, 6.25%, Series K(f)	187,582	4,702,681
		21,773,881
TOTAL SHOPPING CENTERS		41,101,855

SPECIALTY 1.2%
Digital Realty Trust, 6.625%, Series C(f)	150,000	4,234,500
Digital Realty Trust, 7.375%, Series H(f)	93,203	2,527,665
Digital Realty Trust, 6.35%, Series I(f)	234,000	6,334,380
Digital Realty Trust, 5.25%, Series J(f)	100,000	2,508,000
Farmland Partners, 6.00%, Series B(f)	90,925	2,461,340
		18,065,885
TOTAL REAL ESTATE		223,730,798
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$229,072,339)		246,890,800

	Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES 7.3%
BANKS 1.8%
Bank of America Corp., 6.30% to 3/10/26, Series DD(f),(g)	$7,000,000		$7,927,500
Citigroup, 6.125% to 11/15/20, Series R(f),(g)	4,000,000		4,285,000
Farm Credit Bank of Texas, 10.00%, 144A, Series I(a),(f),(h)	6,000	†	7,335,000
Huntington Bancshares, 8.50%, Series A (Convertible)(f)	1,077	†	1,593,960
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(f),(g)	4,500,000		5,152,770
			26,294,230
BANKS—FOREIGN 2.9%
Barclays PLC, 8.25% to 12/15/18 (United Kingdom)(f),(g)	4,001,000		4,234,759
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(f),(g),(h)	2,000,000		2,202,500
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(f),(g),(h)	2,000,000		2,372,542
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(f),(g),(h)	2,891,000		3,274,575
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(f),(g)	3,000,000		3,220,311
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(h)	4,000,000		5,151,540
HBOS Capital Funding LP, 6.85% (United Kingdom)(f)	2,600,000		2,668,250
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(f),(g)	4,000,000		4,495,000
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(f),(g)	4,000,000		5,102,000
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(f),(g)	4,300,000		4,778,375
UBS Group AG, 7.125% to 2/19/20 (Switzerland)(f),(g)	4,200,000		4,473,151
			41,973,003
COMMUNICATIONS 0.6%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)	7,700	†	8,223,600

INSURANCE 0.6%
LIFE/HEALTH INSURANCE—FOREIGN 0.3%
La Mondiale Vie, 7.625% to 4/23/19 (France)(f),(g)	3,750,000		4,001,831

PROPERTY CASUALTY—FOREIGN 0.3%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44, (Australia)(g)	4,052,000		4,572,561
TOTAL INSURANCE			8,574,392

		Principal Amount	Value
REAL ESTATE 1.0%
FINANCE 0.8%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)(f),(g)		$7,500,000	$7,518,960
CTR Partnership LP/CareTrust Capital Corp., 5.25%, due 6/1/25		4,000,000	4,126,400
			11,645,360
SPECIALTY 0.2%
Equinix, 5.375%, due 5/15/27		3,000,000	3,266,250
TOTAL REAL ESTATE			14,911,610

UTILITIES 0.4%
Enel SpA, 8.75% to 09/24/23, due 9/24/73, 144A (Italy)(g),(h)		5,250,000	6,372,187
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$96,801,118)			106,349,022

CORPORATE BONDS—TELECOMMUNICATION 0.6%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22		8,424,000	8,808,555
TOTAL CORPORATE BONDS (Identified cost—$8,535,410)			8,808,555

		Number of Shares
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(i)		8,800,000	8,800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,800,000)			8,800,000
TOTAL INVESTMENTS (Identified cost—$1,441,891,612)	131.0%		1,923,185,379
LIABILITIES IN EXCESS OF OTHER ASSETS	(31.0)		(454,764,580)
NET ASSETS (Equivalent to $13.45 per share based on 109,161,402 shares of common stock outstanding)	100.0%		$1,468,420,799

Glossary of Portfolio Abbreviations

EUR	Euro Currency

FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

† Represents shares.

(a) All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $938,295,274 in aggregate has been pledged as collateral.

(b) A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $420,864,396 in aggregate has been rehypothecated.

(c) Security value is determined based on significant unobservable inputs (Level 3).

(d) Non-income producing security.

(e) Variable rate. Rate shown is in effect at September 30, 2017.

(f) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

(g) Security converts to floating rate after the indicated fixed-rate coupon period.

(h) Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $26,708,344 or 1.8% of the net assets of the Fund, of which 0.0% are illiquid.

(i) Rate quoted represents the annualized seven-day yield of the fund.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Real Estate - Diversified	$20,488,038	$20,418,406	$—	$69,632	(a)
Other Industries	1,531,848,964	1,531,848,964	—	—
Preferred Securities - $25 Par Value:
Real Estate - Diversified	68,274,148	66,043,467	2,230,681	—
Real Estate - Net Lease	2,572,076	520,000	2,052,076	—
Other Industries	176,044,576	176,044,576	—	—
Preferred Securities - Capital Securities:
Banks	26,294,230	1,593,960	24,700,270	—
Communications-Towers	8,223,600	8,223,600	—	—
Other Industries	71,831,192	—	71,831,192	—
Corporate Bonds	8,808,555	—	8,808,555	—
Short-Term Investments	8,800,000	—	8,800,000	—
Total Investments(b)	$1,923,185,379	$1,804,692,973	$118,422,774	$69,632

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - Real Estate- Diversified
Balance as of December 31, 2016	$216,646
Sales(a)	(175,688)
Realized gain (loss)	175,688
Change in unrealized appreciation (depreciation)	(147,014)
Balance as of September 30, 2017	$69,632

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) Amount represents proceeds received as part of a liquidating distribution from BGP Holdings PLC and is included in change in unrealized appreciation (depreciation).

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $28,764.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable	Input
	at September 30, 2017	Technique	Inputs	Values
Common Stock — Real Estate- Diversified	$69,632	Estimated Distributions Less Discount Rate	Discount Rate	10.00%

                The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock — Real Estate - Diversified is a discount rate to reflect the uncertainty regarding the amount and timing of distributions. Significant increases (decreases) in this input may result in a materially lower (higher) fair value measurement.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017